Average Annual Total Returns - Class P Shares - Goldman Sachs Small_Mid Cap Growth Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 2500® Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell 2500® Growth Index (reflects no deduction for fees or expenses) Since Inception
Total	52.86%	26.36%	Apr. 17, 2018	47.66%	21.50%	33.53%	19.46%	40.34%	20.03%